Consolidated Schedule of Investments
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–19.58%
U.S. Treasury Floating Rate Notes–19.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	3.78%	04/30/2026	$93,350	$93,372,728
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	3.82%	07/31/2026	80,500	80,547,142
Total U.S. Treasury Securities (Cost $173,852,641)				173,919,870
		Expiration Date
Commodity-Linked Securities–6.34%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		08/25/2026	9,500	12,077,381
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		07/29/2026	6,660	13,287,691
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		07/27/2026	3,700	12,054,019
Royal Bank of Canada, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		08/24/2026	11,800	18,879,094
Total Commodity-Linked Securities (Cost $31,660,000)				56,298,185
			Shares
Money Market Funds–56.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)			132,399,312	132,399,312
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 3.88%(d)(e)			73,326,345	73,326,345
Invesco Treasury Obligations Portfolio, Institutional Class, 3.56%(d)(e)			250,700,000	250,700,000
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)			43,233,287	43,233,287
Total Money Market Funds (Cost $499,658,944)				499,658,944
Options Purchased–0.43%
(Cost $9,248,354)(f)				3,793,575
TOTAL INVESTMENTS IN SECURITIES–82.61% (Cost $714,419,939)				733,670,574
OTHER ASSETS LESS LIABILITIES–17.39%				154,450,751
NET ASSETS–100.00%				$888,121,325
Investment Abbreviations:
EMTN	– European Medium-Term Notes
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $56,298,185, which represented 6.34% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,918,312	$22,073,064	$(28,592,064)	$-	$-	$132,399,312	$1,225,879
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	81,581,377	49,806,175	(58,061,207)	-	-	73,326,345	785,708
Invesco Treasury Obligations Portfolio, Institutional Class	250,700,000	-	-	-	-	250,700,000	2,330,950
Invesco Treasury Portfolio, Institutional Class	55,340,001	40,992,834	(53,099,548)	-	-	43,233,287	398,570
Total	$526,539,690	$112,872,073	$(139,752,819)	$-	$-	$499,658,944	$4,741,107

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	02/20/2026	40	EUR	5,100.00	EUR	2,040,000	$2,797
EURO STOXX 50 Index	Put	04/17/2026	40	EUR	5,100.00	EUR	2,040,000	14,509
EURO STOXX 50 Index	Put	03/20/2026	40	EUR	5,400.00	EUR	2,160,000	14,841
EURO STOXX 50 Index	Put	05/15/2026	40	EUR	5,000.00	EUR	2,000,000	19,013
EURO STOXX 50 Index	Put	06/19/2026	40	EUR	5,200.00	EUR	2,080,000	35,987
EURO STOXX 50 Index	Put	07/17/2026	40	EUR	5,100.00	EUR	2,040,000	37,030
EURO STOXX 50 Index	Put	08/21/2026	40	EUR	5,000.00	EUR	2,000,000	39,259
EURO STOXX 50 Index	Put	09/18/2026	40	EUR	5,200.00	EUR	2,080,000	56,849
EURO STOXX 50 Index	Put	10/16/2026	39	EUR	5,500.00	EUR	2,145,000	89,730
EURO STOXX 50 Index	Put	11/20/2026	39	EUR	5,500.00	EUR	2,145,000	98,236
EURO STOXX 50 Index	Put	12/18/2026	38	EUR	5,500.00	EUR	2,090,000	102,564
EURO STOXX 50 Index	Put	01/15/2027	40	EUR	5,700.00	EUR	2,280,000	140,962
FTSE 100 Index	Put	02/20/2026	30	GBP	8,475.00	GBP	2,542,500	1,847
FTSE 100 Index	Put	03/20/2026	30	GBP	8,800.00	GBP	2,640,000	8,415
FTSE 100 Index	Put	04/17/2026	30	GBP	8,500.00	GBP	2,550,000	10,263
FTSE 100 Index	Put	05/15/2026	30	GBP	8,350.00	GBP	2,505,000	12,931
FTSE 100 Index	Put	06/19/2026	30	GBP	8,700.00	GBP	2,610,000	23,399
FTSE 100 Index	Put	07/17/2026	30	GBP	8,700.00	GBP	2,610,000	27,093
FTSE 100 Index	Put	08/21/2026	30	GBP	8,950.00	GBP	2,685,000	44,745
FTSE 100 Index	Put	09/18/2026	30	GBP	9,000.00	GBP	2,700,000	54,187
FTSE 100 Index	Put	10/16/2026	30	GBP	9,375.00	GBP	2,812,500	83,127
FTSE 100 Index	Put	11/20/2026	30	GBP	9,625.00	GBP	2,887,500	115,763
FTSE 100 Index	Put	12/18/2026	31	GBP	9,600.00	GBP	2,976,000	121,954
FTSE 100 Index	Put	01/15/2027	31	GBP	9,850.00	GBP	3,053,500	157,798
MSCI Emerging Markets Index	Put	02/20/2026	18	USD	1,070.00	USD	1,926,000	900
MSCI Emerging Markets Index	Put	03/20/2026	18	USD	1,090.00	USD	1,962,000	2,610
MSCI Emerging Markets Index	Put	04/17/2026	18	USD	1,100.00	USD	1,980,000	5,130
MSCI Emerging Markets Index	Put	05/15/2026	19	USD	1,100.00	USD	2,090,000	9,595
MSCI Emerging Markets Index	Put	06/18/2026	19	USD	1,140.00	USD	2,166,000	15,105
MSCI Emerging Markets Index	Put	07/17/2026	19	USD	1,220.00	USD	2,318,000	26,125
MSCI Emerging Markets Index	Put	08/21/2026	19	USD	1,210.00	USD	2,299,000	30,780
MSCI Emerging Markets Index	Put	09/18/2026	19	USD	1,250.00	USD	2,375,000	34,770
MSCI Emerging Markets Index	Put	10/16/2026	19	USD	1,350.00	USD	2,565,000	70,870
MSCI Emerging Markets Index	Put	11/20/2026	19	USD	1,375.00	USD	2,612,500	91,390
MSCI Emerging Markets Index	Put	12/18/2026	19	USD	1,360.00	USD	2,584,000	105,925
MSCI Emerging Markets Index	Put	01/15/2027	19	USD	1,440.00	USD	2,736,000	142,500
Nikkei 225 Index	Put	03/13/2026	9	JPY	36,250.00	JPY	326,250,000	4,420
Nikkei 225 Index	Put	03/13/2026	9	JPY	37,000.00	JPY	333,000,000	4,827
Nikkei 225 Index	Put	06/12/2026	10	JPY	34,250.00	JPY	342,500,000	14,086
Nikkei 225 Index	Put	06/12/2026	10	JPY	35,000.00	JPY	350,000,000	15,637
Nikkei 225 Index	Put	06/12/2026	10	JPY	36,000.00	JPY	360,000,000	17,834
Nikkei 225 Index	Put	09/11/2026	10	JPY	38,500.00	JPY	385,000,000	41,031
Nikkei 225 Index	Put	09/11/2026	10	JPY	39,250.00	JPY	392,500,000	45,231
Nikkei 225 Index	Put	09/11/2026	10	JPY	40,750.00	JPY	407,500,000	54,924
Nikkei 225 Index	Put	12/11/2026	10	JPY	43,000.00	JPY	430,000,000	102,417
Nikkei 225 Index	Put	12/11/2026	10	JPY	47,500.00	JPY	475,000,000	169,294
Nikkei 225 Index	Put	12/11/2026	10	JPY	50,500.00	JPY	505,000,000	235,526
Nikkei 225 Index	Put	03/12/2027	10	JPY	50,250.00	JPY	502,500,000	259,434
S&P 500 Index	Put	02/20/2026	4	USD	6,000.00	USD	2,400,000	1,540
S&P 500 Index	Put	03/20/2026	5	USD	5,975.00	USD	2,987,500	8,550
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Index	Put	04/17/2026	5	USD	5,625.00	USD	2,812,500	$10,450
S&P 500 Index	Put	05/15/2026	5	USD	5,650.00	USD	2,825,000	17,075
S&P 500 Index	Put	06/18/2026	5	USD	5,950.00	USD	2,975,000	35,050
S&P 500 Index	Put	07/17/2026	5	USD	6,225.00	USD	3,112,500	58,350
S&P 500 Index	Put	08/21/2026	5	USD	6,300.00	USD	3,150,000	75,975
S&P 500 Index	Put	09/18/2026	5	USD	6,450.00	USD	3,225,000	98,300
S&P 500 Index	Put	10/16/2026	5	USD	6,725.00	USD	3,362,500	138,100
S&P 500 Index	Put	11/20/2026	5	USD	6,875.00	USD	3,437,500	171,050
S&P 500 Index	Put	12/18/2026	5	USD	6,850.00	USD	3,425,000	176,000
S&P 500 Index	Put	01/15/2027	5	USD	6,900.00	USD	3,450,000	189,475
Total Index Options Purchased								$3,793,575

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gasoline Reformulated Blendstock Oxygenate Blending	353	February-2026	$28,795,057	$1,590,596	$1,590,596
Gold 100 Oz.	93	April-2026	44,129,430	(3,234,529)	(3,234,529)
Low Sulphur Gasoil	137	April-2026	9,723,575	1,398,907	1,398,907
Silver	21	March-2026	8,245,755	(195,460)	(195,460)
Subtotal				(440,486)	(440,486)
Equity Risk
E-Mini Russell 2000 Index	335	March-2026	43,962,050	857,765	857,765
E-Mini S&P 500 Index	16	March-2026	5,572,600	60,792	60,792
EURO STOXX 50 Index	240	March-2026	16,929,636	515,452	515,452
FTSE 100 Index	71	March-2026	9,899,392	428,610	428,610
MSCI Emerging Markets Index	780	March-2026	59,311,200	5,187,130	5,187,130
Nikkei 225 Index	72	March-2026	24,838,977	1,274,714	1,274,714
Subtotal				8,324,463	8,324,463
Interest Rate Risk
Australia 10 Year Bonds	1,960	March-2026	148,975,513	(227,696)	(227,696)
Canada 10 Year Bonds	1,687	March-2026	150,010,620	(2,100,716)	(2,100,716)
Euro-Bund	919	March-2026	139,620,226	(465,179)	(465,179)
Japan 10 Year Bonds	184	March-2026	156,476,092	(2,074,508)	(2,074,508)
Long Gilt	952	March-2026	118,347,525	(2,127)	(2,127)
U.S. Treasury Long Bonds	888	March-2026	102,231,000	(1,114,459)	(1,114,459)
Subtotal				(5,984,685)	(5,984,685)
Total Futures Contracts				$1,899,292	$1,899,292

(a)	Futures contracts collateralized by $13,916,538 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17%	Monthly	34,200	October—2026	USD	16,772,918	$—	$1,659,213	$1,659,213
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19	Monthly	78,500	November—2026	USD	8,580,537	—	105,410	105,410
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	19,700	February—2026	USD	5,995,246	—	79,377	79,377
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	365,000	May—2026	USD	4,094,935	—	170,783	170,783
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CL Index	0.25	Monthly	17,900	November—2026	USD	8,488,880	—	859,458	859,458
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	21,100	October—2026	USD	10,540,262	—	1,052,248	1,052,248
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	80,500	February—2026	USD	9,559,818	—	615,495	615,495
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index	0.15	Monthly	116,800	December—2026	USD	14,920,009	—	45,821	45,821
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	6,900	October—2026	USD	5,818,984	—	415,270	415,270
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index	0.30	Monthly	7,250	May—2026	USD	10,303,395	—	352,169	352,169
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	14,700	November—2026	USD	5,552,112	—	1,271	1,271
Goldman Sachs International	Receive	Goldman Sachs Commodity Daily IC Selective Curve Strategy - LA	0.25	Monthly	88,500	July—2026	USD	12,300,146	—	87,243	87,243
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	52,900	November—2026	USD	9,892,665	—	2,339,127	2,339,127
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	61,800	February—2026	USD	8,045,767	—	607,599	607,599
Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20	Monthly	190,000	July—2026	USD	1,596,368	—	48,846	48,846
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25%	Monthly	56,300	January—2027	USD	21,645,999	$—	$1,782,514	$1,782,514
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Index - Excess Return	0.11	Monthly	66,200	October—2026	USD	20,826,758	—	2,124,808	2,124,808
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	8,500	January—2027	USD	1,193,315	6,842	10,416	3,574
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	181,000	October—2026	USD	11,798,974	(149,220)	1,430,099	1,579,319
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	56,500	February—2026	USD	6,054,992	—	89,954	89,954
Subtotal									(142,378)	13,877,121	14,019,499
Equity Risk
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	159,000	October—2026	USD	19,141,851	—	859	859
Subtotal — Appreciation									(142,378)	13,877,980	14,020,358
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19	Monthly	700	January—2027	USD	602,752	—	(12,631)	(12,631)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	51,500	February—2026	USD	6,167,393	—	(165,325)	(165,325)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	340,000	January—2027	USD	18,896,452	—	(59,398)	(59,398)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	40,500	February—2026	USD	6,730,719	—	(106,049)	(106,049)
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	105,500	December—2026	USD	10,926,920	—	(397,123)	(397,123)
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	295,000	November—2026	USD	5,202,915	—	(213,875)	(213,875)
Goldman Sachs International	Receive	S&P GSCI Corn Excess Return Index	0.18	Monthly	55,000	June—2026	USD	1,331,610	—	(51,411)	(51,411)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	194,000	January—2027	USD	12,619,293	—	(182,360)	(182,360)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	34,500	February—2026	USD	9,995,188	—	(23,774)	(23,774)
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	104,000	May—2026	USD	4,120,345	—	(116,522)	(116,522)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18%	Monthly	70,500	January—2027	USD	5,018,260	$—	$(34,453)	$(34,453)
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	38,800	July—2026	USD	3,880,279	18,649	(32,642)	(51,291)
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	121,300	November—2026	USD	14,932,394	(213,361)	(774,355)	(560,994)
Subtotal									(194,712)	(2,169,918)	(1,975,206)
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00	Monthly	159,000	October—2026	USD	34,462,121	—	(108,840)	(108,840)
Citibank, N.A.	Receive	Citi EQ U.S. Volatility Carry (G) Series 5 Index	0.00	Monthly	77,000	September—2026	USD	12,065,900	—	(39,055)	(39,055)
Goldman Sachs International	Receive	Volatility Carry US Series VSB1 Excess Return Strategy	0.00	Monthly	177,000	January—2027	USD	17,845,140	—	(28,320)	(28,320)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	128,000	January—2027	USD	17,759,270	—	(26,151)	(26,151)
Subtotal									—	(202,366)	(202,366)
Subtotal — Depreciation									(194,712)	(2,372,284)	(2,177,572)
Total — Total Return Swap Agreements									$(337,090)	$11,505,696	$11,842,786

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $2,020,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.590%	Monthly	110	March—2026	GBP	1,063,024	$—	$26,151	$26,151
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.930%	Monthly	1,700	February—2026	GBP	16,456,340	—	366,123	366,123
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.580%	Monthly	150	March—2026	GBP	1,626,264	—	14,220	14,220
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.139%	Monthly	1,480	April—2026	EUR	14,361,406	—	131,746	131,746
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.250%	Monthly	75,000	March—2026	JPY	338,955,412	—	12,791	12,791
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.260%	Monthly	100,000	March—2026	JPY	481,579,280	—	34,271	34,271
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.550%	Monthly	120	March—2026	USD	1,614,908	$—	$5,005	$5,005
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.910%	Monthly	1,180	March—2026	USD	20,252,824	—	152,498	152,498
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.540%	Monthly	250	March—2026	USD	2,145,650	—	10,897	10,897
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.920%	Monthly	2,270	March—2026	USD	19,450,200	—	131,251	131,251
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.895%	Monthly	220	March—2026	GBP	2,129,644	—	47,381	47,381
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.520%	Monthly	30	April—2026	GBP	325,988	—	1,839	1,839
Merrill Lynch International	Receive	MSCI EMU Momentum Index	ESTRON + 0.590%	Monthly	100	March—2026	EUR	975,671	—	2,612	2,612
Subtotal — Appreciation									—	936,785	936,785
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.269%	Monthly	2,920	April—2026	EUR	14,501,684	—	(209,162)	(209,162)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.170%	Monthly	336,542	April—2026	JPY	1,562,153,924	—	(208,719)	(208,719)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.060%	Monthly	262,469	April—2026	JPY	1,295,229,396	—	(111,867)	(111,867)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.580%	Monthly	250	March—2026	GBP	1,731,995	—	(4,179)	(4,179)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.915%	Monthly	2,390	February—2026	GBP	16,603,187	—	(101,953)	(101,953)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.820%	Monthly	1,110	March—2026	GBP	12,122,188	—	(14,959)	(14,959)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.070%	Monthly	222,114	February—2026	JPY	1,024,236,509	—	(94,021)	(94,021)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.070%	Monthly	336,344	February—2026	JPY	1,550,986,450	—	(142,375)	(142,375)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.090%	Monthly	70,000	February—2026	JPY	322,791,700	$—	$(29,631)	$(29,631)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.250%	Monthly	50,000	March—2026	JPY	230,565,500	—	(21,165)	(21,165)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.010%	Monthly	71,519	February—2026	JPY	352,319,043	—	(26,526)	(26,526)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	368,259	February—2026	JPY	1,814,128,533	—	(136,586)	(136,586)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.020%	Monthly	232,753	February—2026	JPY	1,146,594,811	—	(86,327)	(86,327)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.920%	Monthly	150	March—2026	USD	2,042,512	—	(17,621)	(17,621)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.920%	Monthly	1,350	March—2026	USD	18,382,612	—	(158,589)	(158,589)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.540%	Monthly	70	March—2026	USD	1,217,026	—	(6,541)	(6,541)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.895%	Monthly	160	March—2026	GBP	1,111,510	—	(6,825)	(6,825)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.895%	Monthly	120	March—2026	GBP	1,310,507	—	(1,617)	(1,617)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.895%	Monthly	390	March—2026	GBP	4,259,147	—	(5,256)	(5,256)
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.339%	Monthly	3,700	March—2026	EUR	15,293,210	—	(186,791)	(186,791)
Merrill Lynch International	Receive	MSCI EMU Quality Index	ESTRON + 0.520%	Monthly	180	March—2026	EUR	911,227	—	(33,385)	(33,385)
Subtotal — Depreciation									—	(1,604,095)	(1,604,095)
Total — Total Return Swap Agreements									$—	$(667,310)	$(667,310)

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $2,020,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts
	Aluminum	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
BNP Paribas Commodity Daily Dynamic Curve CL Index
	Long Futures Contracts
	Crude Oil	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index
	Long Futures Contracts
	Live Cattle	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
Goldman Sachs Commodity Daily IC Selective Curve Strategy - LA
	Long Futures Contracts
	Aluminum	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts
	Wheat	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
J.P. Morgan Front Month Heating Oil Index - Excess Return
	Long Futures Contracts
	Heating Oil	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminium	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soymeal	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$173,919,870	$—	$173,919,870
Commodity-Linked Securities	—	56,298,185	—	56,298,185
Money Market Funds	499,658,944	—	—	499,658,944
Options Purchased	3,793,575	—	—	3,793,575
Total Investments in Securities	503,452,519	230,218,055	—	733,670,574
Other Investments - Assets*
Futures Contracts	11,313,966	—	—	11,313,966
Swap Agreements	—	14,957,143	—	14,957,143
	11,313,966	14,957,143	—	26,271,109
Other Investments - Liabilities*
Futures Contracts	(9,414,674)	—	—	(9,414,674)
Swap Agreements	—	(3,781,667)	—	(3,781,667)
	(9,414,674)	(3,781,667)	—	(13,196,341)
Total Other Investments	1,899,292	11,175,476	—	13,074,768
Total Investments	$505,351,811	$241,393,531	$—	$746,745,342

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund